Fair Value Disclosures	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
Fair Value Disclosures
Fair Value Disclosures

Note 4 - Fair Value Disclosures

Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In determining fair value, various valuation techniques are utilized and observable inputs are prioritized. The availability of observable inputs varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the marketplace and may require management judgment.

The inputs used to measure fair value are assessed using a three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market. Level 1 inputs include quoted prices in active markets for identical instruments and are the most observable. Level 2 inputs include quoted prices for similar assets and inputs such as interest rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are not observable in the market and include management’s judgments about the assumptions market participants would use in pricing the asset. In instances where inputs used to measure fair value fall into different levels of the fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Plan’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.

The following valuation methodologies have been used to value the underlying investments in the Master Trust:

Separate Account – Common Stock – These investments, except a small portion of the separate account invested in a short-term interest fund to provide liquidity for daily activity, are valued on the basis of quoted year-end market prices. The short-term interest fund is valued at the net asset value per share, which is based on the fair value of the underlying net assets.

Ford Stock Fund – The Ford Stock Fund is a unitized account that is comprised primarily of Ford Motor Company common stock, except a small portion of the fund is invested in a short-term interest fund to provide liquidity for daily activity. The Ford Stock Fund consists of assets from the following sources: employee contributions (including certain rollovers), employee loan repayments, exchanges into the fund from other investment options, Company matching contributions (vested and unvested), earnings and dividends. Ford Motor Company common stock is valued on the basis of quoted year-end market prices and the short-term interest fund is valued at the net asset value per share, which is based on the fair value of the underlying net assets. Transactions within this fund are considered related party transactions to the Plan. The Ford Stock Fund is not available as an investment option for assets attributable to FRP Contributions or HRP Contributions.

Common and Commingled Institutional Pools - The common and commingled institutional pool investments are valued at the net asset value per share of the individual collective pools included in each respective fund, which are based on the fair value of the underlying net assets. There were no significant unfunded commitments or redemption restrictions on these investments.

Interest Income Fund - The Interest Income Fund, which invests in fully-benefit responsive synthetic investment contracts, is stated at contract value. Contract value is the amount participants normally receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents deposits made to the contract, plus earnings at guaranteed crediting rates, less withdrawals and applicable fees.

Note 4 - Fair Value Disclosures (Continued)

Disclosures concerning Master Trust assets measured at fair value on a recurring basis are as follows (in thousands):

Assets Measured at Fair Value at December 31, 2025

		Quoted Prices in
		Active Markets for	Significant	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Assets - Master Trust investments:

Investments at Fair Value:
Separate Account - Common Stock (1)	$378,412	$378,412	—	—
Ford stock fund - Ford common stock	1,802,119	1,802,119	—	—

Total Investments at Fair Value	$2,180,531	$2,180,531	$—	$—

Investments Measured at Net Asset Value:
Common and commingled Institutional pools	24,695,725
Separate Account - Common Stock (2)	2,609
Ford stock fund - Short-term Interest Fund (2)	20,169

Total Investments at NAV	24,718,503

Total Master Trust Investments at Fair Value	$26,899,034

Note 4 - Fair Value Disclosures (Continued)

Assets Measured at Fair Value at December 31, 2024

		Quoted Prices in
		Active Markets for	Significant	Significant
		Identical Assets	Observable Inputs	Unobservable Inputs
	Balance	(Level 1)	(Level 2)	(Level 3)
Assets - Master Trust investments:

Investments at Fair Value:
Separate Account - Common Stock (1)	$500,376	$500,376	—	—
Ford stock fund - Ford common stock	1,511,186	1,511,186	—	—

Total Investments at Fair Value	$2,011,562	$2,011,562	$—	$—

Investments Measured at Net Asset Value:
Common and commingled Institutional pools	20,992,156
Separate Account - Common Stock (2)	5,762
Ford stock fund - Short-term Interest Fund (2)	16,250

Total Investments at NAV	21,014,168

Total Master Trust Investments at Fair Value	$23,025,730

(1) The fund is made up of common stock that is owned 100% by the Master Trust.

(2) Includes short-term interest funds that invest primarily in fixed-income securities, including but not limited to, bonds, notes or other investments such as government securities, commercial paper, certificates of deposit, master notes or variable amount notes, with the objective of providing current income consistent with the preservation of capital and the maintenance of liquidity.

The Plan’s policy to recognize transfers between levels of the fair value hierarchy is as of the actual date of the event of change in circumstances that caused the transfer. There were no significant transfers between levels of the fair value hierarchy during 2024 or 2025.